Accounts receivable, net of allowance - Activity in the allowance for doubtful accounts (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Allowance for Doubtful Accounts Receivable [Roll Forward]
Allowance for doubtful accounts at beginning of period	$ 102	$ 216	$ 42	$ 216	$ 216	$ 135	$ 12,077
Plus: provision for allowances	(30)	0	(90)	0	0	0	(1,408)
Provision for Doubtful Accounts	81	0	81	0	174	(81)	10,534
Allowance for doubtful accounts at period end	51	$ 216	51	$ 216	42	$ 216	$ 135
One Customer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Contracts Receivable, Claims and Uncertain Amounts	$ 21,000		$ 21,000		$ 9,200